Income Taxes - Income Components (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Domestic income/(loss) (Marshall Islands)	$ (67,582)	$ 190,940	$ 174,794
Foreign income/(loss)	(20,797)	(68,214)	(19,597)
Total income/(loss) before taxes	$ (88,379)	$ 122,726	$ 155,197